Interest in Other Entities (Details) - Schedule of General Information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Eventer [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by the Company	46.21%	46.21%
Ownership rights held by non- controlling interests	53.79%	53.79%
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	USA	USA
Ownership rights held by the Company	67.00%	67.00%
Ownership rights held by non- controlling interests	33.00%	33.00%
GERD IP [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	USA	USA
Ownership rights held by the Company	90.00%	90.00%
Ownership rights held by non- controlling interests	10.00%	10.00%
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by the Company	45.75%	45.75%
Ownership rights held by non- controlling interests	54.25%	54.25%
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	Israel
Ownership rights held by the Company	34.11%
Ownership rights held by non- controlling interests	65.89%